NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current Assets		$ 586	$ 594
Current Liabilities		2,760	493
Non-controlling interests		1,150	1,623
Brookfield Infrastructure Partners L.P (1)	[1]	(1,722)	1,654
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets		586	594
Non-Current Assets		8,758	9,259
Current Liabilities		536	493
Non-Current Liabilities		6,013	6,083
Non-controlling interests		1,150	1,623
Brookfield Infrastructure Partners L.P (1)		1,645	1,654
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		181	159
Non-Current Assets		5,264	4,653
Current Liabilities		333	294
Non-Current Liabilities		3,241	2,888
Non-controlling interests		367	318
Brookfield Infrastructure Partners L.P (1)		1,504	1,312
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets		405	435
Non-Current Assets		3,494	4,606
Current Liabilities		203	199
Non-Current Liabilities		2,772	3,195
Non-controlling interests		783	1,305
Brookfield Infrastructure Partners L.P (1)		$ 141	$ 342

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(c), Basis of Presentation and Significant Accounting Policies, for further details.